Related Party Transactions - General (Details) € in Thousands, £ in Thousands, $ in Thousands						12 Months Ended
	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Feb. 29, 2016 USD ($)	Nov. 30, 2015 GBP (£)	Jul. 31, 2011 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transactions
Adjustment for net pool allocation							$ (7,254)	$ 4,674	$ 35
Egypt LNG Shipping Ltd / Associate
Related Party Transactions
Proportion of ownership interest in associate						25.00%	25.00%	25.00%
GasLog Shipping Company, Ltd. | Egypt LNG Shipping Ltd / Associate
Related Party Transactions
Proportion of ownership interest in associate						25.00%	25.00%
Euronav (UK) Agencies Ltd.
Related Party Transactions
Annual office space rent | £				£ 223
Seres S.A.
Related Party Transactions
Maximum per person per day catering service rate | €						€ 10
C Transport Martitime S.A.M.
Related Party Transactions
Insurance rate per owned vessel per annum					$ 10
Insurance rate per managed vessel per annum					$ 3
Ceres Monaco S.A.M.
Related Party Transactions
Consultancy agreement fixed fee for service of employees	$ 100	$ 100					$ 100
Consultancy arrangement fee per month	$ 12	$ 12					$ 12
Consultancy arrangement fee payable for minimum days per month	12 days	12 days				12 days	12 days
Services received from related party that were capitalized								$ 100
Unisea Maritime Ltd.
Related Party Transactions
Commission fee as percentage of agreed charter rate.			0.25%
Brokerage commission fee paid in advance			$ 430
Term of agreement			20 years
Annual discount rate on brokerage commission fee			7.50%
A.S. Papadimitriou and Partners Law Firm
Related Party Transactions
Services received from related party recognized in P&L							$ 15	73
Services received from related party that were capitalized							24	56
The Cool Pool Limited / Joint venture
Related Party Transactions
Total gross revenues							38,046	19,789
Total voyage expense							9,122	3,332
Net gain (loss) adjustment for net pool allocation							$ 7,254	$ (4,674)